UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-4108

                           OPPENHEIMER MONEY FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                                   (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                              (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

                                      Date of fiscal year end:  DECEMBER 31
                                                                -----------

          Date of reporting period: JANUARY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  December 31, 2003
--------------------------------------------------------------------------------

                                      PRINCIPAL           VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
CERTIFICATES OF DEPOSIT--6.8%
----------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--2.5%
Citibank NA, 1.09%, 2/6/04          $ 2,500,000   $   2,500,000
----------------------------------------------------------------
National Bank of Commerce,
Tennessee, 1.17%, 6/14/04 1           3,500,000       3,499,841
                                                  --------------
                                                      5,999,841

----------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--4.3%
Bank of Montreal, Chicago, 1.105%,
3/31/04                               1,300,000       1,300,000
----------------------------------------------------------------
Canadian Imperial Bank of
Commerce, New York, 1.09%, 3/5/04     2,000,000       2,000,000
----------------------------------------------------------------
Lloyds TSB Bank plc, New York,
1.09%, 2/17/04                        2,000,000       2,000,026
----------------------------------------------------------------
Svenska Handelsbanken NY, 1.08%,
1/12/04                               5,000,000       4,999,970
                                                  --------------
                                                     10,299,996
                                                  --------------
Total Certificates of Deposit (Cost $16,299,837)     16,299,837

----------------------------------------------------------------
DIRECT BANK OBLIGATIONS--16.4%
Bank One NA, 1.06%, 1/28/04           2,000,000       2,000,000
----------------------------------------------------------------
BNP Paribas Finance, Inc.,
1.09%, 2/13/04                        3,050,000       3,046,029
----------------------------------------------------------------
Credit Lyonnais North America, Inc.:
1.08%, 2/3/04                         5,000,000       4,995,050
1.08%, 2/5/04                         3,500,000       3,496,325
----------------------------------------------------------------
Danske Corp., Series A,
1.10%, 1/21/04                        1,500,000       1,499,083
----------------------------------------------------------------
Governor & Co. of the Bank of
Ireland, 1.085%, 1/26/04 2            2,000,000       1,998,493
----------------------------------------------------------------
HBOS Treasury Services, 1.13%,
3/10/04                               4,000,000       3,991,337
----------------------------------------------------------------
LaSalle Bank NA, 1.10%, 2/19/04       2,000,000       2,000,000
----------------------------------------------------------------
Nationwide Building Society:
1.09%, 3/16/04                        2,200,000       2,195,004
1.11%, 3/17/04                        2,000,000       1,995,313
----------------------------------------------------------------
Nordea North America, Inc., 1.12%,
3/29/04                               2,000,000       1,994,524
----------------------------------------------------------------
Societe Generale North America:
1.095%, 4/2/04                        3,000,000       2,991,605
1.105%, 2/2/04                        3,600,000       3,596,464
----------------------------------------------------------------
U.S. Bank NA, 1.05%, 1/28/04          2,000,000       1,999,938
----------------------------------------------------------------
UBS Finance (Delaware) LLC,
1.06%, 1/20/04                        1,085,000       1,084,382
                                                  --------------
Total Direct Bank Obligations
(Cost $38,883,547)                                   38,883,547

----------------------------------------------------------------
SHORT-TERM NOTES--70.3%
----------------------------------------------------------------
ASSET-BACKED--24.8%
Barton Capital Corp.,
1.10%, 1/15/04 2                      2,000,000       1,999,144
----------------------------------------------------------------
Crown Point Capital Co., 1.12%,
2/6/04 2                              5,000,000       4,994,350


                                      PRINCIPAL           VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
ASSET-BACKED Continued
Eiffel Funding LLC, 1.11%, 2/9/04 2 $ 1,500,000   $   1,498,196
----------------------------------------------------------------
FCAR Owner Trust I, 1.11%, 2/12/04    2,500,000       2,496,763
----------------------------------------------------------------
Galaxy Funding, Inc.:
1.12%, 3/3/04 2                       2,000,000       1,996,142
1.12%, 4/16/04                        3,000,000       2,990,107
----------------------------------------------------------------
Gemini Securitization Corp.,
1.09%, 1/8/04 2                       2,000,000       1,999,576
----------------------------------------------------------------
Grampian Funding LLC:
1.11%, 4/14/04 2                      2,800,000       2,791,021
1.12%, 1/23/04 2                      3,500,000       3,497,604
----------------------------------------------------------------
Legacy Capital LLC, 1.12%, 1/7/04 2   2,000,000       1,999,627
----------------------------------------------------------------
Lexington Parker Capital Co. LLC,
1.13%, 2/5/04 2                       4,000,000       3,995,606
----------------------------------------------------------------
Neptune Funding Corp.:
1.14%, 1/29/04 2                      5,000,000       4,995,567
1.14%, 4/1/04 2                       1,750,000       1,744,957
----------------------------------------------------------------
New Center Asset Trust, 1.105%,
1/29/04                               2,600,000       2,597,765
----------------------------------------------------------------
Perry Global Funding LLC, Series A,
1.15%, 4/5/04 2                       2,000,000       1,993,931
----------------------------------------------------------------
Preferred Receivables Funding Corp.,
1.13%, 3/10/04 2                      2,230,000       2,225,170
----------------------------------------------------------------
Scaldis Capital LLC:
1.09%, 3/12/04 2                      1,500,000       1,496,775
1.10%, 1/12/04 2                      3,008,000       3,006,989
----------------------------------------------------------------
Sheffield Receivables Corp., 1.10%,
1/5/04 2                              2,500,000       2,499,697
----------------------------------------------------------------
Victory Receivables Corp.:
1.14%, 1/14/04 2                      3,000,000       2,998,765
1.15%, 2/10/04 2                      5,000,000       4,993,611
                                                  --------------
                                                     58,811,363

----------------------------------------------------------------
CAPITAL MARKETS--14.3%
Banc of America Securities LLC,
1.09%, 1/2/04 1                       5,000,000       5,000,000
----------------------------------------------------------------
Bear Stearns Cos., Inc.,
1.10%, 3/11/04                        2,000,000       1,995,722
----------------------------------------------------------------
Citigroup Global Markets Holdings,
Inc., 1.08%, 1/6/04                   2,000,000       1,999,700
----------------------------------------------------------------
Goldman Sachs Group, Inc.:
1.17%, 2/9/04 3                       5,000,000       5,000,000
1.24%, 4/28/04 3                      3,000,000       3,000,000
----------------------------------------------------------------
Lehman Brothers, Inc., 1.005%,
12/15/04 1                            2,000,000       2,000,000
----------------------------------------------------------------
Morgan Stanley, 0.938%, 8/27/04 1     5,000,000       5,000,000
----------------------------------------------------------------
Wachovia Securities LLC, 1.19%,
3/26/04 1                            10,000,000      10,000,000
                                                  --------------
                                                     33,995,422





                          4 | OPPENHEIMER MONEY FUND/VA

                                      PRINCIPAL           VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
COMMERCIAL FINANCE--2.0%
Countrywide Home Loans, 1.01%,
1/2/04                              $ 4,700,000   $   4,699,868
----------------------------------------------------------------
CONSUMER FINANCE--0.8%
American General Finance Corp.,
1.06%, 1/21/04                        2,000,000       1,998,822
----------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.1%
GE Capital International Funding,
Inc., Series A, 1.11%, 4/14/04 2      2,000,000       1,993,587
----------------------------------------------------------------
General Electric Capital Corp.,
1.09%, 1/27/04                        3,000,000       2,997,638
                                                  --------------
                                                      4,991,225

----------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
SBC International, Inc.,
1.07%, 1/13/04 2                      2,000,000       1,999,293
----------------------------------------------------------------
INSURANCE--5.7%
ING America Insurance Holdings,
Inc., 1.11%, 2/2/04                   1,500,000       1,498,520
----------------------------------------------------------------
Metropolitan Life Global Funding I,
Series 2003-5, 1.173%, 1/15/04 1,3    4,000,000       4,000,000
----------------------------------------------------------------
Pacific Life Insurance Co., 1.14%,
1/2/04 1,3                            4,000,000       4,000,000
----------------------------------------------------------------
United of Omaha Life Insurance Co.,
1.22%, 1/2/04 1,3                     4,000,000       4,000,000
                                                  --------------
                                                     13,498,520

----------------------------------------------------------------
LEASING & FACTORING--1.3%
American Honda Finance Corp.,
1.13%, 2/4/04 1,4                     3,000,000       3,000,000
----------------------------------------------------------------
METALS & MINING--1.9%
Rio Tinto Ltd., 1.10%, 1/22/04 2      4,500,000       4,497,113
----------------------------------------------------------------
OIL & GAS--0.8%
Shell Finance UK plc, 1.09%, 3/18/04  2,000,000       1,995,337
----------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--15.8%
Blue Spice LLC, 1.11%, 1/22/04 2      5,000,000       4,996,763
----------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series B:
1.12%, 1/23/04                        1,000,000         999,309
1.12%, 4/16/04                        1,500,000       1,495,053
1.13%, 2/12/04                        1,500,000       1,498,023
1.13%, 4/8/04                         1,000,000         996,924
1.13%, 4/15/04                        1,000,000         996,704
----------------------------------------------------------------
K2 (USA) LLC:
1.11%, 1/30/04 2                      2,000,000       1,998,212
1.12%, 3/17/04 2                      5,000,000       4,988,389
----------------------------------------------------------------
LINKS Finance LLC:
1.08%, 8/25/04 1,4                    5,000,000       4,999,351
1.13%, 10/15/04 1,4                   2,500,000       2,500,000


                                      PRINCIPAL           VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
Parkland (USA) LLC, 1.131%,
2/24/04 1,4                         $ 5,000,000   $   5,000,000
----------------------------------------------------------------
Sigma Finance, Inc.:
1.08%, 11/26/04 1,4                   4,000,000       3,999,460
1.15%, 12/20/04 1,4                   3,000,000       2,999,413
                                                  --------------
                                                     37,467,601
                                                  --------------
Total Short-Term Notes (Cost $166,954,564)          166,954,564

----------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--8.4%
Federal Home Loan Bank:
1.07%, 7/14/04                        2,000,000       2,000,000
1.23%, 7/6/04                         3,000,000       3,000,000
1.53%, 11/19/04                       2,000,000       2,000,000
----------------------------------------------------------------
FNMA Master Credit Facility:
0.95%, 1/2/04                         5,000,000       4,999,868
1.105%, 2/2/04                        3,000,000       2,997,053
1.12%, 5/3/04                         5,000,000       4,981,024
                                                  --------------
Total U.S. Government Agencies
(Cost $19,977,945)                                   19,977,945

----------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $242,115,893)                       101.9%     242,115,893
----------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                            (1.9)     (4,502,994)
                                   -----------------------------
NET ASSETS                                100.0%   $237,612,899
                                   =============================



FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.
2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $73,198,578, or 30.81% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
3. Identifies issues considered to be illiquid. See Note 4 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $22,498,224 or 9.47% of the Fund's net assets as of December 31, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                          5 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $242,115,893)--see accompanying statement                            $242,115,893
--------------------------------------------------------------------------------------------------------------
Cash                                                                                                   81,254
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                    528,914
Interest                                                                                              103,638
Other                                                                                                   3,275
                                                                                                 -------------
Total assets                                                                                      242,832,974

--------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Investments purchased                                                                               4,981,022
Shares of beneficial interest redeemed                                                                128,937
Dividends                                                                                              43,871
Shareholder reports                                                                                    14,925
Trustees' compensation                                                                                  1,276
Transfer and shareholder servicing agent fees                                                             833
Other                                                                                                  49,211
                                                                                                 -------------
Total liabilities                                                                                   5,220,075

--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       $237,612,899
                                                                                                 =============

--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                                                       $    237,586
--------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                        237,375,996
--------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                             (683)
                                                                                                 -------------
NET ASSETS--applicable to 237,585,812 shares of beneficial interest outstanding                  $237,612,899
                                                                                                 =============

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                $1.00



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          6 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                             $4,023,684

--------------------------------------------------------------------------------
EXPENSES
Management fees                                                       1,424,167
--------------------------------------------------------------------------------
Shareholder reports                                                      17,830
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                            10,412
--------------------------------------------------------------------------------
Custodian fees and expenses                                               8,226
--------------------------------------------------------------------------------
Trustees' compensation                                                    6,152
--------------------------------------------------------------------------------
Other                                                                    24,025
                                                                     -----------
Total expenses                                                        1,490,812
Less reduction to custodian expenses                                     (2,030)
                                                                     -----------
Net expenses                                                          1,488,782

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 2,534,902

--------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS                                           (683)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,534,219
                                                                     ===========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          7 | OPPENHEIMER MONEY FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


YEAR ENDED DECEMBER 31,                                                                               2003            2002
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                         $  2,534,902    $  5,645,165
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                              (683)          6,284
                                                                                              -----------------------------
Net increase in net assets resulting from operations                                             2,534,219       5,651,449

---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                                                            (2,534,902)     (5,603,150)
---------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                                    --         (42,015)

---------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from beneficial interest transactions         (142,355,858)      9,734,246

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase (decrease)                                                                     (142,356,541)      9,740,530
---------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                            379,969,440     370,228,910
                                                                                              -----------------------------
End of period                                                                                 $237,612,899    $379,969,440
                                                                                              =============================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          8 | OPPENHEIMER MONEY FUND/VA

FINANCIAL HIGHLIGHTS

YEAR ENDED DECEMBER 31                                             2003          2002          2001           2000      1999
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                              $ 1.00        $ 1.00        $ 1.00        $ 1.00    $ 1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                              .01           .01           .04           .06       .05
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.01)         (.01)         (.04)         (.06)     (.05)
Dividends from net realized gain                                      --            -- 1          --            --        --
                                                                   -----------------------------------------------------------
Total dividends and/or distributions to shareholders                (.01)         (.01)         (.04)         (.06)     (.05)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $1.00         $1.00         $1.00         $1.00     $1.00
                                                                   -----------------------------------------------------------
                                                                   -----------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                                      0.79%         1.47%         3.85%         6.26%     4.96%

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                        $237,613      $379,969      $370,229      $215,771  $201,066
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $316,096      $386,457      $288,106      $204,586  $166,727
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                               0.80%         1.46%         3.59%         5.98%     4.87%
Total expenses                                                      0.47% 4       0.47% 4       0.52% 4       0.51% 4   0.48% 4



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          9 | OPPENHEIMER MONEY FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Money Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund currently offers Non-Service shares only. The class is sold at offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.
   The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

          UNDISTRIBUTED          UNDISTRIBUTED                ACCUMULATED
          NET INVESTMENT             LONG-TERM                      LOSS
          INCOME                         GAINS           CARRYFORWARD 1,2
          ---------------------------------------------------------------
          $91,010                          $--                       $683

1. As of December 31, 2003, the Fund had $683 of net capital loss carryforward available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2003, details of the capital loss carryforward were as follows:

                              EXPIRING
                              -------------------------
                              2011                 $683

2. During the fiscal year ended December 31, 2003 the Fund did not utilize any capital loss carryforwards.

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 were as follows:
                                         YEAR ENDED               YEAR ENDED
                                  DECEMBER 31, 2003        DECEMBER 31, 2002
  --------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                        $2,534,902               $5,603,150

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.




                         10 | OPPENHEIMER MONEY FUND/VA

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                      YEAR ENDED DECEMBER 31, 2003          YEAR ENDED DECEMBER 31, 2002
                                                          SHARES            AMOUNT              SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------------------------
 Sold                                                339,107,835     $ 339,107,835       1,008,410,332   $ 1,008,410,332
 Dividends and/or distributions reinvested             2,603,068         2,603,068           5,645,165         5,645,165
 Redeemed                                           (484,066,761)     (484,066,761)     (1,004,321,251)   (1,004,321,251)
                                                    ----------------------------------------------------------------------
 Net increase (decrease)                            (142,355,858)    $(142,355,858)          9,734,246   $     9,734,246
                                                    ======================================================================



--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million and 0.375% of average annual net assets in excess of $1.5 billion.
--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2003, the Fund paid $10,012 to OFS for services to the Fund.
   Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES
As of December 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2003 was $20,000,000, which represents 8.42% of the Fund's net assets.



                         11 | OPPENHEIMER MONEY FUND/VA

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MONEY FUND/VA:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Money Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Fund/VA as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP

Denver, Colorado
February 12, 2004


                         12 | OPPENHEIMER MONEY FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
In early 2004, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   None of the dividends paid by the Fund during the year ended December 31, 2003 are eligible for the corporate dividend-received deduction.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                         13 | OPPENHEIMER MONEY FUND/VA

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE       HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
TRUSTEES                           80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,              Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
Chairman of the Board              Company (since 1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage
(since 2003) and                   Company (since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the
Trustee (since 1999)               following private companies: Great Frontier Insurance (insurance agency) (since 1995),
Age: 66                            Ambassador Media Corporation and Broadway Ventures (since 1984); a director of the following public companies: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley Foundation. Formerly
                                   a director of the following: Storage Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), and International Family Entertainment
                                   (television channel) (1992-1997), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a
                                   U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                    Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1993)               equity funds) (until February 2001); Chairman, President and Chief Executive Officer of
Age: 72                            A.G. Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards,
                                   Inc. and Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary)
                                   (until March 1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management
                                   (investment advisor) (until March 1999); and a Director (until March 2000) of A.G. Edwards
                                   & Sons and A.G. Edwards Trust Company. Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                   Formerly (until April 1999): Senior Vice President (from September 1987) and Treasurer
Trustee (since 1997)               (from March 1985) of OppenheimerFunds, Inc. (the Manager); Vice President (from June 1983)
Age: 67                            and Treasurer (since March 1985) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Senior Vice President (since February 1992), Treasurer (since July 1991)
                                   Assistant Secretary and a director (since December 1991) of Centennial Asset Management
                                   Corporation; Vice President (since October 1989) and Treasurer (since April 1986) of
                                   HarbourView Asset Management Corporation (an investment advisory subsidiary of the
                                   Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial
                                   Capital Corporation (an investment advisory subsidiary of the Manager); Vice President and
                                   Treasurer (since August 1978) and Secretary (since April 1981) of Shareholder Services,
                                   Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and Secretary
                                   (since November 1989) of Shareholder Financial Services, Inc. (a transfer agent subsidiary of the Manager); Assistant Treasurer (since March 1998) of Oppenheimer Acquisition Corp.
                                   (the Manager's parent corporation); Treasurer (since November 1989) of Oppenheimer
                                   Partnership Holdings, Inc. (a holding company subsidiary of the Manager); Vice President and Treasurer (since July 1996) of Oppenheimer Real Asset Management, Inc. (an investment advisory subsidiary of the Manager); Chief Executive Officer and director (since March
                                   1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager); Treasurer
                                   (since October 1997) of OppenheimerFunds International Ltd. and OppenheimerFunds plc
                                   (offshore fund management subsidiaries of the Manager). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

EDWARD L. CAMERON,                 A member of The Life Guard of Mount Vernon, George Washington's home (since June 2000).
Trustee (since 1999)               Formerly (March 2001 - May 2002) Director of Genetic ID, Inc. and its subsidiaries (a
Age: 65                            privately held biotech company); a partner with PricewaterhouseCoopers LLP (from
                                   1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global
                                   Investment Management Industry Services Group. Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

JON S. FOSSEL,                     Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a not-for-profit
Trustee (since 1990)               foundation); and a director (since October 1999) of P.R. Pharmaceuticals (a privately held
Age: 61                            company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October 1996) and President and Chief Executive Officer (until
                                   October 1995) of the Manager; President, Chief Executive Officer and a director of
                                   Oppenheimer Acquisition Corp., Shareholders Services Inc. and Shareholder Financial
                                   Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.





                         14 | OPPENHEIMER MONEY FUND/VA

SAM FREEDMAN,                      Director of Colorado Uplift (a non-profit charity) (since September 1984). Formerly (until
Trustee (since 1996)               October 1994) Mr. Freedman held several positions in subsidiary or affiliated companies of
Age: 63                            the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,               Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund
Trustee (since 2002)               (open-end investment companies); Director of MML Services (since April 1987) and America
Age: 57                            Funds Emerging Markets Growth Fund (since October 1991) (both are investment companies),
                                   The California Endowment (a philanthropy organization) (since April 2002), and Community
                                   Hospital of Monterey Peninsula, (since February 2002); a trustee (since February 2000) of
                                   Monterey International Studies (an educational organization), and an advisor to Unilever
                                   (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit.
                                   Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of Michigan and Hartford Hospital. Formerly, President (February 1991-April
                                   2000) ARCO Investment Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                  Chairman and CEO (since 2003) of Steele Street State Bank (a commercial banking entity);
Trustee (since 2002)               Director (since 2001) of Jones Knowledge, Inc. (a privately held company), U.S.
Age: 59                            Exploration, Inc., (since 1997), Colorado UpLIFT (a non-profit organization) (since 1986)
                                   and a trustee of the Gallagher Family Foundation (non-profit organization) (since 2000).
                                   Formerly, Chairman of U.S. Bank (a subsidiary of U.S. Bancorp and formerly Colorado
                                   National Bank,) (July 1996-April 1, 1999) and a director of Commercial Assets, Inc. (a
                                   REIT) (1993-2000). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,          Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund
Trustee (since 2000)               (open-end investment companies); Trustee (since 1987), Chairman of the Board (since 2003)
Age: 61                            and Chairman of the investment committee (since 1994) for the Worcester Polytech
                                   Institute; President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund); Trustee (since 1995) of the Springfield Library and Museum
                                   Association; Trustee (since 1996) of the Community Music School of Springfield. Formerly,
                                   member of the investment committee of the Community Foundation of Western Massachusetts
                                   (1998 - 2003); Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly
                                   SIS Bank); President, Chief Executive Officer and Director (May 1993-December 1998) of SIS
                                   Bankcorp, Inc. and SIS Bank (formerly Springfield Institution for Savings) and Executive
                                   Vice President (January 1999-July 1999) of Peoples Heritage Financial Group, Inc. Oversees
                                   38 portfolios in the OppenheimerFunds complex.





------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY
AND OFFICER                        STREET, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                                   RESIGNATION, DEATH OR REMOVAL.




JOHN V. MURPHY,                    Chairman, Chief Executive Officer and director (since June 2001) and President (since
President and Trustee              September 2000) of the Manager; President and a director or trustee of other Oppenheimer
(since 2001)                       funds; President and a director (since July 2001) of Oppenheimer Acquisition Corp. and of
Age: 54                            Oppenheimer Partnership Holdings, Inc.; a director (since November 2001) of
                                   OppenheimerFunds Distributor, Inc.; Chairman and a director (since July 2001) of
                                   Shareholder Services, Inc. and of Shareholder Financial Services, Inc.; President and a
                                   director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI Institutional Asset Management, Inc. and Centennial Asset
                                   Management Corporation (since November 2001), HarbourView Asset Management Corporation and
                                   OFI Private Investments, Inc. (since July 2001); President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since
                                   November 2001) of Trinity Investment Management Corp. and Tremont Advisers, Inc.
                                   (investment advisory affiliates of the Manager); Executive Vice President (since February
                                   1997) of Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns shares of David L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                                   2000-June 2001) of the Manager; President and trustee (November 1999-November 2001) of MML
                                   Series Investment Fund and MassMutual Institutional Funds (open-end investment companies);
                                   a director (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                                   Executive Officer and director (September 1999-August 2000) of MML Bay State Life
                                   Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia
                                   Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 72 portfolios as a Trustee/Officer and 10 portfolios as an Officer in the OppenheimerFunds complex.




                         15 | OPPENHEIMER MONEY FUND/VA

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
OFFICERS                           THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK, TWO WORLD
                                   FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NY 10281-1008, FOR MS. WOLF, MESSRS. WEISS
                                   AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN
                                   ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

CAROL E. WOLF,                     Senior Vice President (since June 2000) of the Manager; an officer of 9 portfolios in the
Vice President and                 OppenheimerFunds complex; formerly Vice President of the Manager (June 1990 - June 2000).
Portfolio Manager
(since 1998)
Age: 52

BARRY D. WEISS,                    Vice President of the Manager (since July 2001); an officer of 6 portfolios in the
Vice President and                 OppenheimerFunds complex; formerly Assistant Vice President and Senior Credit Analyst of
Portfolio Manager                  the Manager (February 2000-June 2001). Prior to joining the Manager in February 2000, he
(since 2001)                       was Associate Director, Structured Finance, Fitch IBCA Inc. (April 1998 - February 2000);
Age: 39                            and News Director, Fitch Investors Service (September 1996 - April 1998).

BRIAN W. WIXTED,                   Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since
Treasurer (since 1999)             March 1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc.,
Age: 44                            Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc.,
                                   Oppenheimer Partnership Holdings, Inc., OFI Private Investments, Inc. (since March 2000),
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc (offshore fund management subsidiaries of the Manager) (since May 2000) and OFI Institutional Asset Management, Inc.
                                   (since November 2000); Treasurer and Chief Financial Officer (since May 2000) of OFI Trust
                                   Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March
                                   1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program (since April
                                   2000); formerly Principal and Chief Operating Officer (March 1995-March 1999), Bankers
                                   Trust Company-Mutual Fund Services Division. An officer of 82 portfolios in the
                                   OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since February 2002) of
Vice President and Secretary       the Manager; General Counsel and a director (since November 2001) of OppenheimerFunds
(since 2001)                       Distributor, Inc.; Senior Vice President and General Counsel (since November 2001) of
Age: 55                            HarbourView Asset Management Corporation; Vice President and a director (since November
                                   2000) of Oppenheimer Partnership Holdings, Inc.; Senior Vice President, General Counsel
                                   and a director (since November 2001) of Shareholder Services, Inc., Shareholder Financial
                                   Services, Inc., OFI Private Investments, Inc., OFI Trust Company and OFI Institutional
                                   Asset Management, Inc.; General Counsel (since November 2001) of Centennial Asset
                                   Management Corporation; a director (since November 2001) of Oppenheimer Real Asset
                                   Management, Inc.; Assistant Secretary and a director (since November 2001) of
                                   OppenheimerFunds International Ltd.; Vice President (since November 2001) of
                                   OppenheimerFunds Legacy Program; Secretary (since November 2001) of Oppenheimer
                                   Acquisition Corp.; formerly Senior Vice President (May 1985-January 2004), Acting General
                                   Counsel (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                   2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November
                                   2001), Shareholder Financial Services, Inc. (November 1989-November 2001);
                                   OppenheimerFunds International Ltd. And OppenheimerFunds plc (October 1997-November 2001).
                                   An officer of 82 portfolios in the OppenheimerFunds complex.




THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                         16 | OPPENHEIMER MONEY FUND/VA

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $10,500 in fiscal 2003 and $10,000 in fiscal 2002.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $75,000 in fiscal 2003 and $65,000 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $11,600 in fiscal 2003 and $6,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2003 and $3,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $86,600 in fiscal 2003 and $75,000 in fiscal 2002 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)